Goodwill (Tables)	9 Months Ended
Sep. 30, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill

	Nine Months Ended	Year Ended
	September 30, 2018	December 31, 2017
	(in thousands)
Opening balance	$769,058	$616,088
Current period acquisitions (Note 6)	—	129,222
Prior period acquisitions (Note 6)	1,048	1,393
Foreign exchange movement	(9,222)	22,355

Closing balance	$760,884	$769,058